Long Term Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes
Long Term Notes Payable

5 – LONG TERM NOTES PAYABLE

On October 5, 2012, the Company entered into a promissory note agreement for borrowing $200,000 from an individual. The note has an interest rate of 0% per annum and is due 50% two years from the date of issue, and 50% three years from the date of issue. The Company received $150,000 and $50,000 on October 5, 2012 and February 22, 2013 respectively. In connection with this note payable, the Company issued 400,000 shares of common stock to the individual on October 5, 2012 as an inducement to make the loan.

On October 8, 2012, the Company borrowed $75,000 from an individual pursuant to a promissory note agreement.  The note has an interest rate of 0% per annum and is due 50% two years from the date of issue, and 50% three years from the date of issued.  In connection with this note payable, the Company issued 300,000 shares of common stock to the individual on October 8, 2012 as an inducement to make the loan.

On October 14, 2013, the Company borrowed $75,000 from an individual pursuant to a promissory note agreement.  The note has an interest rate of 0% per annum and is due 50% two years from the date of issue, and 50% three years from the date of issuance.

The fair value of the common stock issued in connection with the above notes payable was allocated on a pro rata basis to the proceeds from the notes payable.  The aggregate amount allocated to the value of the common stock amounted to $6,863, which has been recorded as a discount to the notes payable in the accompanying balance sheet and is being amortized as interest expense over the life of the notes payable.  The amount amortized as interest expense during the year ended June 30, 2014 amounted to $3,886, and the remaining discount amounted to $2,977 as of June 30, 2014 which will be amortized through October 2015.

NOTE 5 – LONG TERM NOTES PAYABLE

On October 5, 2012, the Company entered into a promissory note agreement for borrowing $200,000 from an individual. The note has an interest rate of 0% per annum and is due 50% two years from the date of issue, and 50% three years from the date of issue. The Company received $150,000 and $50,000 on October 5, 2012 and February 22, 2013 respectively. In connection with this note payable, the Company issued 400,000 shares of common stock to the individual on October 5, 2012 as an inducement to make the loan.

On October 8, 2012, the Company borrowed $75,000 from an individual pursuant to a promissory note agreement.  The note has an interest rate of 0% per annum and is due 50% two years from the date of issue, and 50% three years from the date of issued.  In connection with this note payable, the Company issued 300,000 shares of common stock to the individual on October 8, 2012 as an inducement to make the loan.

On October 14, 2013, the Company borrowed $75,000 from an individual pursuant to a promissory note agreement.  The note has an interest rate of 0% per annum and is due 50% two years from the date of issue, and 50% three years from the date of issued.

The fair value of the common stock issued in connection with the above notes payable was allocated on a pro rata basis to the proceeds from the notes payable.  The aggregate amount allocated to the value of the common stock amounted to $6,863, which has been recorded as a discount to the notes payable in the accompanying balance sheet and is being amortized as interest expense over the life of the notes payable.  The amount amortized as interest expense during the year ended December 31, 2013 amounted to $2,770, and the remaining discount amounted to $4,093 as of December 31, 2013 which will be amortized through October 2015.

Future scheduled maturities of these notes payable are as follows for the years ended December 31.

2013	$-
2014	112,500
2015	175,000
2016	62,500
$350,000
Less: Unamortized Discount	(4,093)
Total	$345,907